Average Annual Total Returns - Service - BlackRock New Jersey Municipal Bond Fund - Service Shares	Sep. 28, 2020
Average Annual Return:
1 Year	7.26%
5 Years	3.55%
10 Years	4.83%
After Taxes on Distributions
Average Annual Return:
1 Year	7.26%
5 Years	3.54%
10 Years	4.82%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.64%
5 Years	3.50%
10 Years	4.62%